Statement of Shareholders' Equity (USD $)	Total	Series A Convertible Preferred Stock	Series B Convertible Preferred Stock	Common Stock	Additional Paid-in Capital	Deficit Accumulated During the Development Stage	Series A Preferred Stock [Member]	Series A Preferred Stock [Member] Series A Convertible Preferred Stock	Series A Preferred Stock [Member] Additional Paid-in Capital	Series B Preferred Stock [Member]	Series B Preferred Stock [Member] Series B Convertible Preferred Stock	Series B Preferred Stock [Member] Additional Paid-in Capital
Balance at Aug. 28, 2011
Issuance of Restricted Stock	$ 2,000			$ 66	$ 1,934
Issuance of Preferred Stock net of offering costs							220,778	42	220,736
Issuance of Restricted Stock (in shares)				666,668
Issuance of Preferred Stock net of offering costs (in shares)								416,667
Stock-based compensation expense	781				781
Net loss	(79,445)					(79,445)
Balance at Dec. 31, 2011	144,114	42		66	223,451	(79,445)
Balance (in shares) at Dec. 31, 2011		416,667		666,668
Repurchase of Common Stock	(40)			(1)	(39)
Repurchase of Common Stock (in shares)	(13,334)			(13,334)
Issuance of Preferred Stock net of offering costs							249,142	42	249,100	5,424,031	183	5,423,848
Issuance of Preferred Stock net of offering costs (in shares)								416,667			1,835,000
Stock-based compensation expense	23,373				23,373
Net loss	(1,279,852)					(1,279,852)
Balance at Dec. 31, 2012	4,560,768	84	183	65	5,919,733	(1,359,297)
Balance (in shares) at Dec. 31, 2012		833,334	1,835,000	653,334
Issuance of Common Stock due to stock options exercised	2,500			1	2,499
Issuance of Common Stock due to stock options exercised (in shares)	11,465			11,465
Issuance of Restricted Stock due to Actagene merger	5,700			158	5,542
Issuance of Restricted Stock due to Actagene merger (in shares)				15,833,338
Stock-based compensation expense	57,628				57,628
Net loss	(3,395,798)					(3,395,798)
Balance at Sep. 30, 2013	$ 1,230,798	$ 84	$ 183	$ 224	$ 5,985,402	$ (4,755,095)
Balance (in shares) at Sep. 30, 2013		833,334	1,835,000	2,248,135